Commitments and Contingencies Level 3 (Tables)	12 Months Ended
Nov. 30, 2014
Operating Leased Assets [Line Items]
Schedule of Future Minimum Rental Payments for Operating Leases [Table Text Block]
Minimum rental commitments under non-cancelable operating leases in effect at November 30, 2014, are as follows:

Year	Amount (in thousands)
2015	$56,159
2016	51,890
2017	48,937
2018	37,804
2019	24,811
Thereafter	53,449
$273,050